Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Capital adequacy
Capital base requirement of 8 percent	8.00%
of which Capital conservation buffer	2.50%
Individual Pillar 2 requirement	3.67%
Minimum capital requirement one	4.50%
Minimum capital requirement two	1.50%
Minimum capital requirement three	2.00%
Additional capital pillar 2 guidance	1.50%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	19.70%	21.60%
Tier 1 capital ratio	19.70%	21.60%
Total capital ratio	19.70%	21.60%
Capital base requirement of 8 percent	kr 8,152	kr 7,371
of which Tier 1 requirement of 6 percent	6,114	5,528
of which minimum requirement of 4.5 percent	4,585	4,146
Pillar 2 capital requirements	3,740	3,382
Common Equity Tier 1 capital available to meet buffer requirements	8,182	9,149
Capital buffer requirements	2,591	2,333
of which Capital conservation buffer	2,547	2,303
of which Countercyclical buffer	44	30
Pillar 2 guidance	1,528	1,382
Total risk-based capital requirement	kr 16,011	kr 14,468
Capital base requirement of 8 percent	8.00%	8.00%
of which Tier 1 requirement of 6 percent	6.00%	6.00%
of which minimum requirement of 4.5 percent	4.50%	4.50%
Pillar 2 capital requirements	3.70%	3.70%
Common Equity Tier 1 capital available to meet buffer requirements	8.00%	9.90%
Capital buffer requirements	2.50%	2.50%
of which Capital conservation buffer	2.50%	2.50%
of which Countercyclical buffer	0.00%	0.00%
Pillar 2 guidance	1.50%	1.50%
Total risk-based capital requirement	15.70%	15.70%